Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Operating revenues	$ 6,085	$ 6,005	$ 12,015	$ 12,016
Wireless voice and data
Disclosure of products and services [line items]
Operating revenues	1,768	1,788	3,517	3,562
Wireline data
Disclosure of products and services [line items]
Operating revenues	2,025	2,034	4,039	4,046
Wireline voice
Disclosure of products and services [line items]
Operating revenues	624	677	1,253	1,360
Media
Disclosure of products and services [line items]
Operating revenues	773	730	1,474	1,372
Other wireline services
Disclosure of products and services [line items]
Operating revenues	77	79	156	160
Total services
Disclosure of products and services [line items]
Operating revenues	5,267	5,308	10,439	10,500
Wireless
Disclosure of products and services [line items]
Operating revenues	594	568	1,218	1,252
Wireline (4)
Disclosure of products and services [line items]
Operating revenues	224	129	358	264
Total products
Disclosure of products and services [line items]
Operating revenues	$ 818	$ 697	$ 1,576	$ 1,516